CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Accounts receivable, allowance for credit loss, current	$ 2,599	$ 2,970
Common stock, par or stated value per share (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	990,000,000	990,000,000
Common stock, shares, issued (in shares)	456,477,820	426,422,220
Common stock, shares, outstanding (in shares)	456,477,820	426,422,220
Common stock, shares without designation (in shares)	10,000,000	10,000,000